Property and Equipment, Net	12 Months Ended
Dec. 31, 2021
Manscaped Holdings, LLC [Member]
Property and Equipment, Net [Line Items]
Property and Equipment, Net

5.    Property and Equipment, Net

Property and equipment consist of the following (in thousands):

	December 31,
	2021	2020
Machinery and equipment	$183	$134
Construction in progress	3,919	511
Total property and equipment	4,102	645
Less: accumulated depreciation	(66)	(36)
	$4,036	$609

Depreciation expense for property and equipment was immaterial for the fiscal years ended December 31, 2021 and 2020. Depreciation expense is included in general and administrative expenses in the consolidated statements of operations.